Total Balance of Unrecognized Gross Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 267	$ 199	$ 137
Additions (reductions) based on current year tax positions	(14)	68	62
Unrecognized tax benefits at end of year	$ 253	$ 267	$ 199